Shareholders' capital (Tables)	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Number of Common Shares
Number of common shares:

2018
Common shares, beginning of period	431,765,935
Public issuance	37,505,274
Conversion of convertible debentures	38,138
Issuance of shares under the dividend reinvestment plan	2,532,767
Exercise of share-based awards	352,800
Common shares, end of period	472,194,914

Fair Value of Share Options Granted
The following assumptions were used in determining the fair value of share options granted:

	2018
Risk-free interest rate	2.1%
Expected volatility	21%
Expected dividend yield	4.8%
Expected life	5.50 years
Weighted average grant date fair value per option	C$	1.41